Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity for the years ended December 31, 2013, 2014 and 2015 is as follows:

				Weighted
				Average
		Weighted		remaining	Aggregate
	Number of	Average		contractual	intrinsic
	Stock options	exercise price		term	Value

Outstanding as of December 31, 2012	5,349,942	US$	4.55
Granted	—		—
Exercised	(178,750)	US$	(3.65)		US$	638
Forfeited or cancelled	(1,625)	US$	(8.31)
Outstanding as of December 31, 2013	5,169,567	US$	4.58
Granted	1,792,820	US$	4.17
Exercised	—		—	—		—
Forfeited or cancelled	(51,575)	US$	(3.80)
Outstanding as of December 31, 2014	6,910,812	US$	4.48
Granted	86,000	US$	0.84
Exercised	—	US$	—
Forfeited or cancelled	(453,818)	US$	(7.43)
Outstanding as of December 31, 2015	6,542,994	US$	4.23	4.49 years		—
Vested and expected to vest as of December 31, 2015	6,542,994	US$	4.23	4.49 years		—
Exercisable as of December 31, 2015	6,483,744	US$	4.04	4.44 years		—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average option fair value of US$0.57 per share or an aggregate of US$49 on the date of grant during the year ended December 31, 2015.The weighted average option fair value of US$2.93 per share or an aggregate of US$5,255 on the date of grant during the year ended December 31, 2015 was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions.

Year ended December 31, 2015

Expected volatility	76.23%-78.53%
Expected dividends yield	0%
Expected term	6.25 years
Risk-free interest rate (per annum)	1.38%-1.40%
Estimated fair value of underlying ordinary shares (per share)	US$0.34-0.78

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The amount of compensation cost recognized for stock options for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Cost of revenues	3,314	4,748	1,525	235
Selling expenses	2,582	7,558	2,721	420
General and administrative expenses	6,949	18,603	6,409	990
Research and development expenses	3,040	4,023	1,295	200
Total compensation cost recognized for stock options	15,885	34,932	11,950	1,845